Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		$ 14,071,274	$ 12,786,380
Short-term investments		205,146	416,350
Equities		1,751,584	1,496,441
Other invested assets		2,756,573	2,068,235
Total		18,784,577	16,767,406
Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,841	7,309
Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		153	797
Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		5,663	3,074
Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,059	419
Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	[1]	1,469,776	1,326,143
Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		6,575	7,121
Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		1,280,731	756,731
Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(6,657)	(10,698)
Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(1,079)	(3,152)
Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			(2,000)
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(10,489)	(17,509)
Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		99,951	2,338
Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		10,424	6,886
Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		8,735	13,787
Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		7,472	3,100
Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		3,480	34,448
Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		357	39
Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		128	3,646
Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		18	4,117
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,621,019	1,428,080
U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		2,118,772	2,409,540
U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		108,059	137,968
Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		2,181,127	2,180,762
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		5,441,908	3,341,854
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		16,764	17,528
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		4,204,644	4,698,728
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Short-term investments		0	0
Equities		106,791	16,822
Other invested assets		0	0
Total		106,791	16,822
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Quoted prices in active markets for identical assets (Level 1) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		97,854	0
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		343	0
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		7,341	13,312
Quoted prices in active markets for identical assets (Level 1) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		4	2
Quoted prices in active markets for identical assets (Level 1) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,112	0
Quoted prices in active markets for identical assets (Level 1) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		137	0
Quoted prices in active markets for identical assets (Level 1) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	3,508
Quoted prices in active markets for identical assets (Level 1) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Quoted prices in active markets for identical assets (Level 1) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		13,959,329	12,631,845
Short-term investments		205,146	416,350
Equities		18	117
Other invested assets		(8,305)	(20,898)
Total		14,156,188	13,027,414
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		8,841	7,309
Significant other observable inputs (Level 2) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(6,657)	(10,698)
Significant other observable inputs (Level 2) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant other observable inputs (Level 2) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			0
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(10,489)	(17,509)
Significant other observable inputs (Level 2) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		18	117
Significant other observable inputs (Level 2) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	0
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		2,118,772	2,409,540
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		12,878	17,491
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		2,181,127	2,180,762
Significant other observable inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		5,441,908	3,325,324
Significant other observable inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		4,204,644	4,698,728
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		111,945	154,535
Short-term investments		0	0
Equities		1,644,775	1,479,502
Other invested assets		2,764,878	2,089,133
Total		4,521,598	3,723,170
Significant unobservable inputs (Level 3) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant unobservable inputs (Level 3) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		153	797
Significant unobservable inputs (Level 3) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		5,663	3,074
Significant unobservable inputs (Level 3) | Derivative assets | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		3,059	419
Significant unobservable inputs (Level 3) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	[1]	1,469,776	1,326,143
Significant unobservable inputs (Level 3) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		6,575	7,121
Significant unobservable inputs (Level 3) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		1,280,731	756,731
Significant unobservable inputs (Level 3) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant unobservable inputs (Level 3) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		(1,079)	(3,152)
Significant unobservable inputs (Level 3) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			(2,000)
Significant unobservable inputs (Level 3) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets		0	0
Significant unobservable inputs (Level 3) | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		2,097	2,338
Significant unobservable inputs (Level 3) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		10,081	6,886
Significant unobservable inputs (Level 3) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,394	475
Significant unobservable inputs (Level 3) | Diversified
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		7,468	3,098
Significant unobservable inputs (Level 3) | Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		2,368	34,448
Significant unobservable inputs (Level 3) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		220	39
Significant unobservable inputs (Level 3) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		128	138
Significant unobservable inputs (Level 3) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		0	4,000
Significant unobservable inputs (Level 3) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities		1,621,019	1,428,080
Significant unobservable inputs (Level 3) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		95,181	120,477
Significant unobservable inputs (Level 3) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	0
Significant unobservable inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		0	16,530
Significant unobservable inputs (Level 3) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		16,764	17,528
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value		$ 0	$ 0

[1]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $0.9 billion at December 31, 2021 and 2020, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.5 billion and $0.4 billion of other privately issued corporate loans at December 31, 2021 and 2020 respectively.